Inventories	6 Months Ended
Jun. 30, 2020
Classes Of Inventories [Abstract]
Inventories
5.	Inventories

	June 30,	December 31,
	2020	2019
Raw materials	$7,442	$7,175
Finished goods	256	357
	$7,698	$7,532

Inventories sold from continuing operations in the amount of $266 and $630 for the quarter and six months ended June 30, 2020 ($457 and $1,486 for the quarter and six months ended June 30, 2019) were recognized as cost of sales and other production expenses while discontinued operations were $nil for the six months ended June 30, 2020 ($3,394 and $5,720 for the quarter and six months ended June 30, 2019). Inventory write‑downs in continuing operations were $175 and $327 for the quarter and six months ended June 30, 2020 ($nil for the six months ended June 30, 2019)  and from discontinued operations were $nil for the six months ended June 30, 2020 ($53 and $467 from the quarter and six months ended June 30, 2019), also included in cost of sales and other production expenses, were recorded.